OBLIGATIONS UNDER FINANCE LEASES (Details) (Electronic Equipment [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Electronic Equipment [Member]
Capital Leased Assets [Line Items]
Financial leases, payment terms	3 years
Electronic equipment	19,696
Less: Accumulated depreciation	(7,112)
Total	12,584